LOAN PAYABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 08, 2015
Statement [Line Items]
Loans payable	$ 295,467			$ 500,000
Borrowings, interest rate	10.00%			5.00%
Payment for extension fee	$ 28,816
Loan repayment	295,000	$ 0	$ 0
Subsequent event [Member]
Statement [Line Items]
Loan repayment	$ 310,700